Acquisitions	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Acquisitions
Note 3 – Acquisitions

A.	ADI Engineering, Inc.

On October 28, 2015 (hereinafter – "closing date") the Company acquired certain assets from ADI Engineering, Inc. (hereinafter – "ADI"), a privately-held, US-based provider of custom embedded communications and networking products, for an aggregate purchase price of US$ 10,000 thousand in cash and estimated contingent consideration of US$ 7,802 thousand in cash and in options to ordinary shares, payable in three yearly payments, after the closing, subject to the attainment of certain performance milestones until December 31, 2017. The fair value measurement of the contingent consideration was classified at level 2 and level 3 of the fair value hierarchy (see Note 2W). Of the total purchase price of US$ 17,802 thousand, US$ 222 thousand was attributed to tangible assets, US$ 4,261 thousand was attributed to intangible assets and US$ 13,319 thousand was attributed to goodwill. The goodwill is primarily attributable to the synergies expected to arise after the acquisition. The recognized goodwill is deductible for income tax purposes for 10 years.

In connection with the contingent consideration, during 2016 the Company paid ADI an amount of US$ 3,000 thousand. Any amount not paid was charged to the statement of operations as an income.

B.	Silicom Denmark

On December 10, 2014 (hereinafter – "closing date"), the Company completed the acquisition of all of the outstanding shares and voting interests of Silicom Denmark, a provider of high performance application acceleration solutions, for an aggregate purchase price of US$ 10,161 thousand in cash and estimated contingent consideration of US$ 4,683 thousand in cash and in options to ordinary shares, subject to the attainment of certain performance milestones until August 31, 2015. The fair value measurement of the contingent consideration was classified at level 3 of the fair value hierarchy (see Note 2W). Of the total estimated purchase price of US$ 14,844 thousand, US$ 2,022 thousand was attributed to tangible assets, US$ 1,996 thousand was attributed to intangible assets, US$ 12,242 thousand was attributed to goodwill and US$ 1,416 was attributed to liabilities assumed. The goodwill is primarily attributable to the synergies expected to arise after the acquisition. None of the recognized goodwill is expected to be deductible for income tax purposes.

In connection with the contingent consideration, during 2016 the Company paid to the Silicom Denmark sellers an amount of US$ 1,463 thousand, of which 90% was paid in cash and 10% in options to ordinary shares of the Company.
In relation to this acquisition, on April 18, 2016, the Company granted, in the aggregate, 22,795 options to the Silicom Denmark sellers and to the Silicom Denmark employees (see Note 12I). Any amount not paid was charged to the statement of operations as an income.